SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED EARNINGS PER SHARE (Details) - shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,681,077	1,673,532
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,112,923	1,124,076
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	444,454	523,302
Two Thousand Twenty One Series Convertible Notes Payable Related Party Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	18,462	18,462
Two Thousand Twenty Two Series Convertible Notes Payable Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	7,692	7,692
Two Thousand Twenty Three Series Convertible Notes Payable Stock Settlement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	13,102
Two Thousand Twenty Three Series Convertible Notes Payable Stock Settled Warrants Issuable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,076
Two Thousand Twenty Three Series B Convertible Notes Payable Stock Settled [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	41,487
Two Thousand Twenty Three Series B Convertible Notes Payable Stock Settled Warrants Issuable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	39,881